Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate	7.0999
Impairment of finite lived intangible assets acquired from business combination	¥ 0	¥ 0	¥ 56,778,000
Revenue recognized that was included in the deferred revenue balance at the beginning of the year	987,533,000	941,246,000
The aggregate amount of transaction price allocated to unsatisfied performance obligations	1,025,200,000
Advertising expenses	1,384,300,000	1,479,000,000	1,393,300,000
Employee benefit expenses	321,025,000	¥ 322,168,000	¥ 222,690,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Statutory Reserves [Line Items]
The aggregate amount of transaction price allocated to unsatisfied performance obligations	¥ 1,008,900,000
Remaining performance obligation period	12 months
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund reached capital rate	50.00%
China Company Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
Statutory reserve appropriation	10.00%
China Foreign Investment Enterprises Law [Member]
Statutory Reserves [Line Items]
General reserve reached capital rate	50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
General reserve appropriation	10.00%